CONVERTIBLE SENIOR NOTES AND CALL OPTIONS	9 Months Ended
Sep. 30, 2020
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS

23.    CONVERTIBLE SENIOR NOTES AND CALL OPTIONS

2019 Convertible Notes

The Company issued USD 150 million of convertible senior notes on January 22, 2014, which matured on February 1, 2019 (the “2019 Notes”). The interest rate was 4% per annum payable semi-annually, in arrears. No accrued interest to be paid on the 2019 Notes when they are converted.

Holders had the option to convert their 2019 Notes from the earlier of (i) when the registration statement of the 2019 Notes became effective and (ii) the first anniversary of the date on which the 2019 Notes were first issued, through to and including the business day prior to the maturity date into ADSs representing the ordinary shares initially at a conversion rate of 21.8221 ADSs per US$1,000 principal amount of Notes (equivalent to an initial conversion price of approximately US$45.83 per ADS).

The conversion rate was subject to change on anti-dilution and upon certain fundamental changes. Fundamental changes were defined as 1) any “person” or “group” beneficially owns (directly or indirectly) 50% or more of the total voting power of all outstanding classes of Company’s shares or has the power to elect a majority of the members of the board of directors; 2) Company consolidates with, or merge with or into, another person or the Company sells, assigns, conveys, transfers, leases or otherwise disposes of all or substantially all of its assets, or any person consolidates with, or merges with or into, the Company; 3) Termination of trading of Company’s ADSs; and 4) adoption of a plan relating to the Company’s liquidation or dissolution.

The holders had the option to require the Company to repurchase the 2019 Notes, in whole or in part, in the event of a fundamental change for an amount equal to the 100% of the principal amount and any accrued and unpaid interest in the event of fundamental changes. Management assessed that the likelihood of fundamental change was remote.

The holders had the right to require the Company to repurchase for cash all or any portion of their notes on February 1, 2017 at a repurchase price equal to 100% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date.

While the 2019 Notes remained outstanding, the Company or its subsidiaries should not create or permit to subsist any security upon its property, assets or revenues (present or future) to secure any international investment securities or to secure any guarantee of or indemnity of any international investment securities unless the obligations under the Notes and the indenture (a) were secured equally and ratably therewith, or (b) had the benefit of such other security, guarantee, indemnity or other arrangement as shall be approved by holders of a majority in aggregate principal amount of the Notes then outstanding.

As a result of the depressed market conditions, the Company repurchased the 2019 Notes with a face value of US$88.9 million or 59.3% of the Notes at approximately 96% of the face value during the year ended December 31, 2016. The Company repurchased 2019 Notes with a face value of US$61.1 million or 40.7% of the 2019 Notes at approximately 100% of the face value during the year ended December 31, 2017. The Company repurchased 2019 Notes with a face value of US$10,200 or 0.0% of the 2019 Notes at approximately 100% of the face value during the year ended December 31, 2019.

2024 Convertible Notes

The Company issued US$ 85 million of Convertible Senior Notes on May 17, 2019, which will mature on June 1, 2024 (the “2024 Notes”). The interest rate is 4.5% per annum payable semi-annually, in arrears.

Holders have the option to convert their 2024 Notes at any time prior to the close of business on the third business day immediately preceding the maturity date at a conversion rate of 52.0833 ADSs per US$1,000 principal amount of the Notes (equivalent to an initial conversion price of approximately US$19.20 per ADS).

The conversion rate is subject to change on anti-dilution and upon certain fundamental changes. Fundamental changes are defined as 1) any “person” or “group” beneficially owns (directly or indirectly) 50% or more of the total voting power of all outstanding classes of Company’s shares or has the power to elect a majority of the members of the board of directors; 2) Company consolidates with, or merge with or into, another person or the Company sells, assigns, conveys, transfers, leases or otherwise disposes of all or substantially all of its assets, or any person consolidates with, or merges with or into, the Company; 3) Termination of trading of Company’s ADSs; and 4) adoption of a plan relating to the Company’s liquidation or dissolution.

The holders have the option to require the Company to repurchase the 2024 Notes, in whole or in part, in the event of a fundamental change for an amount equal to the 100% of the principal amount and any accrued and unpaid interest in the event of fundamental changes. Management assessed that the likelihood of fundamental change is remote.

The holders will have the right to require the Company to repurchase for cash all or any portion of their notes on June 1, 2021 at a repurchase price equal to 100% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the repurchase date.

While the 2024 Notes remain outstanding, the Company or its subsidiaries should not create or permit to subsist any security upon its property, assets or revenues (present or future) to secure any international investment securities or to secure any guarantee of or indemnity of any international investment securities unless the obligations under the Notes and the indenture (a) are secured equally and ratably therewith, or (b) have the benefit of such other security, guarantee, indemnity or other arrangement as shall be approved by holders of a majority in aggregate principal amount of the Notes then outstanding.

Accounting for 2019 Convertible Notes

The Company has RMB as its functional currency, and the 2019 Notes were denominated in USD. As a result, the conversion feature was dual indexed to the Company’s stock as well as the RMB and USD exchange rate, and was considered an embedded derivative which needed to be bifurcated from the host instrument in accordance with ASC 815.

ASC 815-15-25 provides that if an entity has a hybrid financial instrument that would require bifurcation of embedded derivatives under ASC 815, the entity may irrevocably elect to initially and subsequently measure a hybrid financial instrument in its entirety at fair value with changes in fair value recognized in earnings. The fair value election can be made instrument by instrument and shall be supported by concurrent documentation or a preexisting documented policy for automatic election.

The Company elected to measure the 2019 Notes in their entirety at fair value with changes in fair value recognized as non-operating income or loss at each balance sheet date in accordance with ASC 815-15-25. Further, as the functional currency of the Company is RMB, the fair value of the Notes was translated into RMB at each balance sheet date with the difference being reported as exchange gain or loss. In addition, all issuance costs associated with the 2019 Notes offering were expensed as incurred in accordance with ASC 825-10-25-3, which states that upfront costs and fees related to items for which the fair value option is elected shall be recognized in the consolidated statements of operations and comprehensive as incurred and not deferred.

The Company completed its repurchasing of the 2019 Notes in the year of 2019. No income/loss from change in fair value of the 2019 Notes incurred during the nine months ended September 30, 2019 and 2020 (note 29).

Accounting for 2024 Convertible Notes

The Company has RMB as its functional currency, and the 2024 Notes are denominated in USD. As a result, the conversion feature is dual indexed to the Company’s stock as well as the RMB and USD exchange rate, and is considered an embedded derivative which needs to be bifurcated from the host instrument in accordance with ASC 815.

ASC 815-15-25 provides that if an entity has a hybrid financial instrument that would require bifurcation of embedded derivatives under ASC 815, the entity may irrevocably elect to initially and subsequently measure a hybrid financial instrument in its entirety at fair value with changes in fair value recognized in earnings. The fair value election can be made instrument by instrument and shall be supported by concurrent documentation or a preexisting documented policy for automatic election.

The Company elected to measure the 2024 Notes in their entirety at fair value. According to ASC 825-10-45-5, the Company measures the financial liability at fair value with qualifying changes in fair value recognized in net income. The Company also presents separately in other comprehensive income the portion of the total change in the fair value of the liability that results from a change in the instrument-specific credit risk.

Further, as the functional currency of the Company is RMB, the fair value of the 2024 Notes is translated into RMB at each balance sheet date with the difference being reported as exchange gain or loss, except for the exchange rate remeasurement of the component of the change in fair value of the liability resulting from the cumulative changes in instrument-specific credit risk which is presented in other comprehensive income. In addition, all issuance costs associated with the 2024 Notes offering has been expensed as incurred in accordance with ASC 825-10-25-3, which states that upfront costs and fees related to items for which the fair value option is elected shall be recognized in the consolidated statements of operations and comprehensive as incurred and not deferred.

As of December 31, 2019 and September 30, 2020, the estimated fair value of the 2024 Notes amounted to approximately RMB728,215,869 and RMB 1,241,767,766. The Company recorded loss/(gain) from foreign exchange remeasurement of RMB10,462,359 and RMB(14,117,988) in net income and gain from foreign exchange remeasurement of RMB167,131 and RMB293,000 in other comprehensive income for the nine months ended September 30, 2019 and 2020, respectively. The Company recorded (gain)/loss from change in fair value of 2024 Notes of RMB(38,525,112) and RMB516,665,506 in net income and RMB110,227 and RMB11,297,379 related to the change in instrument specific credit risk in other comprehensive income for the nine months ended September 2019 and 2020, respectively (note 29).

Call Option

Concurrent with the issuance of the 2024 Notes, the Company used approximately US$30 million of the net proceeds from the offering to enter into zero-strike call option transactions (“Call option”), covering 1,875,000ADSs, with an affiliate of a placement agent for the 2024 Notes (“Dealer”). The Call option is intended to facilitate privately negotiated derivative transactions by which investors in the 2024 Notes are able to hedge their investment. The Call option expires on July 28, 2021 or when the Dealer requests early settlement. The Company has the right to elect the settlement method. If cash settlement applies, the Dealer will deliver the amount of cash to the Company calculated based on the price of ADSs based on a valuation period prior to such settlement. If physical settlement applies at expiration or upon any early settlement, the Company will receive the fixed number of ADSs determined at the commencement date of the transaction or the portion thereof being settled early.

The economic substance of the Call option is the same as a traditional forward repurchase contract. Because the Call option permitted net cash settlement, it was classified as a derivative instrument measured initially and subsequently at fair value with changes in fair value recorded in earnings. The Company accounted for the Call option as a free-standing derivative asset on its consolidated balance sheet when the Call option was entered into in May 2019. The derivative asset was initially recorded at its fair value of US$30 million on the commencement date which represented the amount of cash transferred to the Dealer. The derivative asset was subsequently recorded at fair value with changes in fair value recorded in earnings. The Company recorded a loss from change in fair value of the call option with the amount of RMB663,084 and a gain in fair value of the call option with the amount of RMB 218,498,321 and an exchange gain of the call option with the amount of RMB5,610,000 and an exchange loss of the call option with the amount of RMB4,983,000 for the nine months ended September 30, 2020.